Accounts Receivable	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable
5.	ACCOUNTS RECEIVABLE

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Accounts receivable	6,614	8,344	1,198
Allowance for doubtful accounts	(599)	(928)	(133)

	6,015	7,416	1,065

The movements in the allowance for doubtful accounts were as follows:

	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	177	316	599	86
Amounts charged to expenses	190	299	331	47
Amounts written off	(51)	(16)	(2)	—

Balance as of December 31	316	599	928	133